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AXS Tactical Income Fund
AXS TACTICAL INCOME FUND
Investment Objective
The investment objective of the AXS Tactical Income Fund (the “Fund”) is to seek to generate income, with capital preservation as a secondary objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “YOUR ACCOUNT WITH THE FUNDS — Purchase of Shares/Class A Shares Purchase Programs” on page 138, and in “APPENDIX A — Waivers and Discounts Available from Intermediaries” on page 176 of the Prospectus.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - AXS Tactical Income Fund - USD ($)	Class A Shares	Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	none	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	1.00%	1.00%
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AXS Tactical Income Fund		Class A Shares	Class I Shares
Management fees		1.00%	1.00%
Distribution and service (Rule 12b-1) fees		0.25%	none
Other expenses		0.68%	0.68%
Acquired fund fees and expenses		0.34%	0.34%
Total annual fund operating expenses	[1]	2.27%	2.02%
[1]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.25% and 2.00% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect for a period of two years from the date of the reorganization (the “Reorganization”) of the ACM Tactical Income Fund, a series of Northern Lights Fund Trust III (the “Predecessor Fund”), which occurred on April 28, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class A shares or Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - AXS Tactical Income Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	792	1,244	1,720	3,030
Class I Shares	205	634	1,088	2,348

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A During the most recent fiscal year, the Fund’s portfolio turnover rate was 612% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment objective by investing in income-oriented exchange traded funds (“ETFs”) that invest in (i) bonds, bank loans, floating rate bonds and debt and municipal debt issued by domestic, foreign and emerging market issuers; (ii) obligations issued or guaranteed by the United States government, its agencies or instrumentalities, including U.S. treasuries (with an average duration of 1-20 years); and (iii) cash and cash equivalents (including money market funds). The ETFs’ investments can include high-yield instruments (“junk bonds”). The Fund may also invest in these types of securities directly. The Fund considers emerging market issues to be those of countries represented in the MSCI Emerging Markets Index.

The Fund’s advisor, AXS Investments LLC (the “Advisor”), uses a proprietary tactical allocation model to invest the Fund’s assets in cash investments when market conditions become unfavorable. The Fund invests directly or indirectly in securities of any maturity, duration or credit quality when the model determines that the market for those securities is stable or trending upwards and either Treasuries or cash and cash equivalents when the model determines that the market for those securities is trending downwards. By tactically allocating its investments among the securities described above, the Fund seeks to reduce its exposure to declines in the market, thereby potentially limiting portfolio volatility in down-trending markets. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, if a bond has a duration of five years, a 1% rise in rates would result in a 5% decline in share price. If a bond has a duration of ten years, a 1% rise in interest rates would result in a 10% decline in share price. Maturity is the date on which a stock issuer must repay the original principal borrowed from a shareholder. For example, if a security has a maturity of five years, the issuer will pay the investor the face value of the security five years after its purchase.

The Advisor’s model considers macro market data and other market-based inputs and metrics to identify market trends. When making investment decisions for the Fund, the portfolio managers consider both the outputs of the model as well as an assessment of current market conditions, the average credit quality of the portfolio, the average duration of the portfolio and other factors. When the Fund is invested in high yield instruments, the portfolio managers consider the net returns of those high yield instruments relative to the risk they pose.

The Fund may also use options such as covered calls or protective puts on positions to reduce risk.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg U.S. Aggregate Bond Index, a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.axsinvestments.com or by calling the Fund at 1-833-AXS-ALTS (1-833-297-2587). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

The Fund acquired the assets and liabilities of the Predecessor Fund following the Reorganization of the Predecessor Fund on April 28, 2023. As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and performance table below for the periods prior to April 28, 2023 reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Calendar-Year Total Return (before taxes) for Fund Class I Shares For each calendar year at NAV

Highest Calendar Quarter Return at NAV	4.18%	Quarter Ended 6/30/2020
Lowest Calendar Quarter Return at NAV	(2.93)%	Quarter Ended 6/30/2022

Average Annual Total Returns(for periods ended December 31, 2023)
Average Annual Returns - AXS Tactical Income Fund	Label	One Year		Five Years		Since Inception		Inception Date
Class I Shares	Return Before Taxes	2.62%		1.30%		1.30%		Dec. 31, 2018
Class I Shares | Return After Taxes on Distributions	Return After Taxes on Distributions	0.24%	[1]	(0.22%)	[1]	(0.22%)	[1]	Dec. 31, 2018
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	1.59%	[1]	0.40%	[1]	0.40%	[1]	Dec. 31, 2018
Class A Shares	Return Before Taxes	(3.74%)		(0.16%)		(0.16%)		Dec. 31, 2018
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)1	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	[2]	1.10%	[2]	1.10%	[2]	Dec. 31, 2018	[2]
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I shares will vary from returns shown for Class I shares.
[2]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Investors cannot invest directly in an index.